Debt Financing	6 Months Ended
Jun. 30, 2014
Debt Financing
Debt Financing

13. Debt Financing

        As of June 30, 2014, our outstanding indebtedness totaled $25.7 billion and primarily consisted of senior unsecured bonds and medium-term notes, senior secured bonds, export credit facilities, institutional secured term loans and commercial bank debt. As a result of applying the acquisition method of accounting, we adjusted the carrying amounts of our debt to fair value and eliminated any deferred debt discounts and premiums as of the Closing Date. Any debt issue cost capitalized by the Predecessor was also eliminated as of the Closing Date. (See Note 3—AerCap Transaction). These fair value adjustments are being amortized over the life of each associated debt instrument using the effective interest method.

        Our debt financing was comprised of the following at the respective dates:

	Successor	Predecessor
	June 30, 2014(a)	December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	1,519,581	1,746,144
Institutional secured term loans	2,250,000	750,000
Secured bank debt(b)(c)	—	1,811,705
Temescal facility(c)	1,181,488	—
Camden facility(c)(d)	164,429	—
AeroTurbine facility(c)	349,534	—
Add: Fair value adjustment(e)	362,312	—
Less: Deferred debt discount	—	(5,058)

	9,727,344	8,202,791
Unsecured
Senior unsecured bonds and medium-term notes(f)	13,830,311	12,269,522
Add: Fair value adjustment(e)	1,186,308	—
Less: Deferred debt discount	—	(31,456)

	15,016,619	12,238,066

Total Senior Debt Financings	24,743,963	20,440,857
Subordinated Debt	1,000,000	1,000,000
Add: Fair value adjustment(e)	(240)	—

	999,760	1,000,000

	$25,743,723	$21,440,857

(a)
As of June 30, 2014, we were in compliance with the respective financial covenants across our various debt obligations.

(b)
As of December 31, 2013, $173.5 million was non-recourse to ILFC. This secured financing was incurred by a VIE and consolidated into our Condensed, Consolidated Financial Statements.

(c)
The Temescal, Camden and AeroTurbine facilities are included in Secured bank debt in the Predecessor presentation. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements.

(d)
This amount is non-recourse to us and certain of our subsidiaries. This secured financing was incurred by a VIE and consolidated into our Condensed, Consolidated Financial Statements.

(e)
As a result of applying the acquisition method of accounting, we adjusted the carrying amount of our debt to fair value as of the Closing Date. See Note 3-AerCap Transaction.

(f)
Includes $2.6 billion of senior notes issued by AerCap Ireland Capital Limited and AerCap Trust, the proceeds of which were substantially used to finance the consideration paid in connection with the acquisition of ILFC.

        On May 14, 2014, AerCap Ireland Capital Limited and AerCap Trust jointly issued $2.6 billion senior notes. Substantially all of the proceeds from the offering, net of offering costs, were used to finance the purchase of ILFC.

        On March 11, 2014, AerCap Ireland Capital Limited entered into an agreement to replace ILFC's $2.3 billion revolving credit facility. The revolving credit facility became effective and the ILFC facility was terminated on the Closing Date.

        As of June 30, 2014, we had pledged as collateral 489 aircraft with an aggregate net book value of $11.9 billion and $15 million of cash pledged as collateral in lieu of an aircraft under the $3.9 billion Senior secured bonds. As of June 30, 2014, the outstanding balance before fair value adjustments on the secured debt was $9.4 billion, including the AeroTurbine revolving credit facility of $349.5 million. AeroTurbine's assets and the associated book value serves as collateral for the AeroTurbine revolving credit facility.

Amendments to our Debt Agreements with Respect to the Reorganization

        In connection with the Reorganization described in Note 1—Basis of Preparation, ILFC entered into amendments to certain of its debt agreements in order to reflect the Reorganization. Under the amendments to our debt agreements for our Temescal facility, Vancouver facility, Hyperion facility, Ex-Im financing, ECA financings, Camden facility, $2.3 billion revolving credit facility, and AeroTurbine revolving credit facility, AerCap Trust has assumed the obligations and performance of certain covenants to be performed or observed by ILFC, and AerCap and certain subsidiaries of AerCap have guaranteed the obligations and the performance of certain covenants to be performed or observed by ILFC. In addition, AerCap Trust, by the terms of the indentures governing ILFC's secured and unsecured bonds, became the successor obligor of the unsecured bonds issued under ILFC's indentures, including the bonds issued under ILFC's shelf registration statements filed with the SEC. As a result, AerCap Trust assumed ILFC's reporting obligations. ILFC has also agreed to continue to be an obligor under the indentures.

Senior Secured Bonds

        General.    On August 20, 2010, ILFC issued $3.9 billion of senior secured bonds, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The bonds are guaranteed by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, AerCap Ireland Capital Limited, and ILFC.

        The indenture and the aircraft mortgage and security agreement governing the senior secured bonds contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured bonds; (iii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets.

        The indenture provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If an event of default occurs, any amount then outstanding under the senior secured bonds may immediately become due and payable.

        Collateral.    The bonds are secured by a designated pool of aircraft, initially consisting of 174 aircraft, together with the attached leases and all related equipment, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases attached to the aircraft included in the pool securing the notes, have guaranteed the bonds. We can redeem the bonds at any time prior to their maturity, provided we give notice between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the bonds.

        Maturity Date.    The bonds mature on September 1, 2014, September 1, 2016 and September 1, 2018.

ECA Financings

        General.    ILFC entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly-owned subsidiaries that have been designated as non-restricted subsidiaries under the ILFC indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and 2010, respectively. Each aircraft purchased was financed by a ten-year fully amortizing loan. New financings are no longer available to us under either ECA facility.

        As of June 30, 2014, approximately $1.3 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The loans are guaranteed by various European ECAs. The obligations under the ECA financings are guaranteed on an unsecured basis by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, AerCap Ireland Capital Limited, and ILFC and we have collateralized the debt with pledges of the shares of wholly-owned subsidiaries that hold title to the aircraft financed under the facilities.

        The 2004 ECA facility contains customary events of default and restrictive covenants. The 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility to the extent amounts remain outstanding under the relevant aircraft loan (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At June 30, 2014 and December 31, 2013, respectively, we had segregated security deposits, overhaul rentals and rental payments aggregating approximately $472.8 million and $450.4 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate rental payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to all the aircraft funded under the 2004 and 1999 ECA facilities that remain as collateral, even though those aircraft are no longer subject to a loan at such time.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        On May 8, 2013, ILFC amended the 2004 ECA facility, effective immediately, to remove the minimum consolidated tangible net worth covenant. In addition, the amendment made permanent the requirement to segregate funds and to register individual mortgages in local jurisdictions for aircraft that have outstanding loan balances. Prior to the amendment, this requirement would have fallen away if our long-term debt ratings rose above a certain level.

        Collateral.    The 1999 ECA facility is cross-collateralized with the 2004 ECA facility. As part of such cross-collateralization, (i) the obligations are guaranteed under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) mortgages were granted over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) the loan-to-value ratio (aggregating the appraised value of the aircraft from the 1999 ECA facility and the 2004 ECA facility) must be no more than 50% in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) proceeds generated from certain disposals of aircraft are applied to obligations under the 2004 ECA facility.

        Interest Rate.    The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.2897% to 4.711% at June 30, 2014.

        Maturity Date.    The principal amortizes over a 10-year term, with a final maturity on May 29, 2020.

Ex-Im Financings

        On December 19, 2012, ILFC issued through a consolidated entity pre-funded amortizing notes with an aggregate principal amount of $287.0 million. The notes mature in January 2025 and scheduled principal payments commenced in April 2013. The notes are guaranteed by the Export-Import Bank of the United States and bear interest at a rate per annum equal to 1.492%. ILFC used the proceeds from the notes to finance two Boeing 777-300ER aircraft, which serve as collateral for the notes and AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, AerCap Ireland Capital Limited, and ILFC guarantee the notes on an unsecured basis.

Institutional Secured Term Loans

Vancouver Facility

        General.    On February 23, 2012, one of ILFC's indirect, wholly-owned subsidiaries that had been designated as non-restricted under ILFC's indentures entered into a secured term loan agreement in the amount of $900 million. On April 5, 2013, ILFC amended this secured term loan and simultaneously prepaid $150 million of the outstanding principal amount. In connection with the partial prepayment of this secured term loan, ILFC recognized losses aggregating approximately $2.9 million from the write-off of unamortized deferred financing costs. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, AerCap Ireland Capital Limited, and ILFC and on a secured basis by certain wholly-owned subsidiaries of the subsidiary borrower. The loan requires a loan-to-value ratio of no more than 63%. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay a portion of the outstanding loan, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time. The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        Interest Rate.    The loan initially bore interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. The remaining outstanding principal amount of $750 million now bears interest at an annual rate of LIBOR plus 2.75%, with a LIBOR floor of 0.75%, or, if applicable, a base rate plus a margin of 1.75%.

        Collateral.    The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures. The SPEs initially held title to 62 aircraft, together with the attached leases and all related equipment, with an aggregate appraised base market value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011, equaling an initial loan-to-value ratio of approximately 54%. After giving effect to the amendment, certain collateral that had served as security for the secured term loan was released. As of June 30, 2014, the SPEs collectively own a portfolio of 53 aircraft, together with the attached leases and all related equipment, with an aggregate appraised base market value, as defined in the loan agreement, of $1.21 billion, equaling a loan-to-value ratio of approximately 61.8%.

        Maturity Date.    The loan matures on June 30, 2017.

Hyperion Facility

        General.    On March 6, 2014, one of ILFC's indirect, wholly-owned subsidiaries entered into a secured term loan agreement in the amount of $1.5 billion. Scheduled interest payments commenced on June 30, 2014. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, AerCap Ireland Capital Limited, and ILFC and on a secured basis by certain other of our wholly-owned subsidiaries. The security granted includes the equity interests of the subsidiary borrower, its immediate parent and in certain indirect SPEs that will own the aircraft.

        We intend to use the proceeds from the 2014 secured term loan for general corporate purposes, including purchasing aircraft and maintaining our liquidity management policies.

        Interest Rate.    The loan bears interest at LIBOR plus a margin of 2.75% with a 0.75% LIBOR floor, or, if applicable, a base rate plus a margin of 1.75%.

        Collateral.    The net proceeds from the 2014 Secured Term Loan were deposited initially into a pledged cash collateral account. Designated non-restricted SPEs owning a combined portfolio of 85 aircraft and all related equipment and leases, with an average appraised base market value, as defined in the loan agreement, of approximately $2.5 billion as of December 31, 2013, have been identified and approved to serve as collateral for the 2014 Secured Term Loan. On the closing date we had transferred the equity in SPEs owning 43 aircraft into the structure and loan proceeds were released to the subsidiary borrower in an amount equal to approximately $797 million, net of discounts and commissions. As the equity in the remaining SPEs owning 42 aircraft is transferred into the structure, loan proceeds will continue to be released to the subsidiary borrower at an advance rate of up to 60.3% of the initial appraised base market value of the aircraft owned by such SPEs. At June 30, 2014, $1.5 billion had been released to the subsidiary borrower.

        The loan requires a loan-to-value ratio of no more than 70%. If compliance with the maximum loan-to-value ratio is not maintained, we will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio. Subject to substitution rights, the portfolio of SPEs owning aircraft designated as collateral will be required to meet certain concentration criteria, including age of aircraft, location of lessees, model type of aircraft and percentage of aircraft leased to a single lessee. The principal of the loan is payable in full at maturity with no scheduled amortization. During the first six months of the 2014 Secured Term Loan, if we voluntarily prepay the loan in part or in full in connection with a repricing or refinancing of the loan, the amount prepaid will be subject to a 1% prepayment premium. We may voluntarily prepay the loan in part or in full without penalty or premium if such prepayment is not in connection with a repricing or a refinancing of the loan or otherwise after the six month anniversary of the closing date. The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        Maturity Date.    The loan matures on March 6, 2021.

Temescal Facility

        General.    On March 30, 2011, one of ILFC's indirect, wholly-owned subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. As of June 30, 2014, approximately $1.2 billion was outstanding under this agreement. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, AerCap Ireland Capital Limited, and ILFC and on a secured basis by certain wholly-owned subsidiaries of the subsidiary borrower.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which declines over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        Interest Rate.    The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%.

        Collateral.    The security granted includes a portfolio of 54 aircraft, together with the attached leases and all related equipment, and the equity interests in certain SPEs that own the pledged aircraft, attached leases and related equipment. The 54 aircraft had an initial aggregate appraised value, as defined in the loan agreement, of approximately $2.4 billion, which equaled a loan-to-value ratio of approximately 65%. The subsidiary borrower, subsidiary guarantors and SPEs have been designated as non-restricted subsidiaries under the ILFC indentures.

        Maturity Date.    The loan matures on March 30, 2018.

Camden Facility

        In March 2012, one of ILFC's indirect, wholly-owned subsidiaries that had been designated as non-restricted under ILFC's indentures entered into a $203 million term loan facility that was used to finance seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At June 30, 2014, approximately $164 million was outstanding and the average interest rate on the loans was 4.73%. The loans are non-recourse to us and certain of our subsidiaries except under limited circumstances and are secured by the purchased aircraft and lease receivables. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, AerCap Ireland Capital Limited, and ILFC. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 1% prepayment fee prior to March 30, 2015. On March 29, 2013, ILFC amended certain financial covenants under our $203 million term loan facility. The subsidiary borrower under the $203 million term loan facility is prohibited from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing the facility.

AeroTurbine Revolving Credit Agreement

        AeroTurbine has a credit facility that expires on December 9, 2015 and, after the most recent amendment on February 23, 2012, provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by AerCap Trust, AerCap, AerCap Ireland Capital Limited, and ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and its subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of June 30, 2014, AeroTurbine had approximately $350 million outstanding under the facility.

Senior Unsecured Notes Due 2017, 2019 and 2021

        General.    In May 2014, AerCap Ireland Capital Limited (the "Irish Issuer") and AerCap Trust (the "U.S. Issuer"), each a wholly-owned subsidiary of AerCap ("AerCap"), jointly issued $2.6 billion aggregate principal amount of senior notes, consisting of $400.0 million aggregate principal amount of 2.75% senior notes due 2017 (the "2017 Notes"), $1.1 billion aggregate principal amount of 3.75% senior notes due 2019 (the "2019 Notes") and $1.1 billion aggregate principal amount of 4.50% senior notes due 2021 (the "2021 Notes" and, together with the 2017 Notes and the 2019 Notes, the "Acquisition Notes"). Substantially all of the net proceeds received from the offering of the Acquisition Notes were used to finance in part the consideration payable in connection with the acquisition of 100% of the common stock of ILFC, a wholly-owned subsidiary of AIG.

        Maturity Date.    The final maturity date of the 2017 Notes will be May 15, 2017; the final maturity date of the 2019 Notes will be May 15, 2019; and the final maturity date of the 2021 Notes will be May 15, 2021.

        Collateral.    None.

        Optional Redemption.    We may redeem each series of Acquisition Notes, in whole or in part, at any time at a price equal to 100% of the aggregate principal amount of such series plus the applicable "make-whole" premium plus accrued and unpaid interest, if any, to the redemption date. The "make-whole" premium is the excess of: (1) the sum of the present value at such redemption date of all remaining scheduled payments of principal and interest on such note through the stated maturity date of the notes (excluding accrued but unpaid interest to the redemption date), discounted to the date of redemption using a discount rate equal to the Treasury Rate plus 50 basis points; over (2) the principal amount of the notes to be redeemed.

        Certain Covenants.    The Acquisition Notes do not have any financial condition covenants that require the Irish Issuer, the U.S. Issuer or any of the guarantors of the Acquisition Notes to maintain compliance with any financial ratios or measurements on a periodic basis. The Acquisition Notes do contain non-financial covenants that, among other things, limit our ability to declare or pay dividends in certain circumstances, make investments in or transfers of assets to certain subsidiaries and enter into certain mergers or consolidations. In addition, the indenture governing the Acquisition Notes (the "Acquisition Notes Indenture") restricts our ability to incur liens on assets, subject to certain exceptions described in the Acquisition Notes Indenture, including the ability to incur additional liens to secure indebtedness for borrowed money in an amount not to exceed 12.5% of the consolidated net tangible assets of AerCap and certain of its subsidiaries.

        Guarantees.    The Acquisition Notes are guaranteed by AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, and ILFC.

Senior Unsecured Bonds and Medium-term Notes

        As of June 30, 2014, we had issued unsecured notes with an aggregate principal amount outstanding of approximately $8.5 billion under our previous shelf registration statements, including $750 million of 3.875% notes due 2018 and $500 million of 4.625% notes due 2021, each issued in March 2013, and $550 million of floating rate notes due 2016, issued in May 2013. The floating rate notes bear interest at three-month LIBOR plus a margin of 1.95%, with the interest rate resetting quarterly. At June 30, 2014, the interest rate was 2.18%. The debt securities outstanding under our shelf registration statements mature through 2022 and the fixed rate notes bear interest at rates ranging from 3.875% to 8.875%. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        On March 22, 2010 and April 6, 2010, ILFC issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indentures governing our unsecured notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the relevant indentures may immediately become due and payable.

        In connection with the Reorganization, AerCap Trust became the successor issuer under the indentures. As a result, AerCap Trust assumed ILFC's reporting obligations. ILFC also agreed to continue to be co-obligor under the indentures. The unsecured notes are guaranteed by AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, and AerCap Ireland Capital Limited.

Subordinated Debt

        In December 2005, ILFC issued two tranches of subordinated debt totaling $1.0 billion. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

        Under the terms of the subordinated debt, failure to comply with a financial test requiring a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio will result in a "mandatory trigger event". If a mandatory trigger event occurs and we are unable to raise sufficient capital through capital contributions from AIG or the sale of our stock (in the manner permitted by the terms of the subordinated debt) to cover the next interest payment on the subordinated debt, a "mandatory deferral event" will occur. If a mandatory deferral event occurs, we would be required to defer all interest payments on the subordinated debt and be prohibited from paying cash dividends on our capital stock (including our market auction preferred stock) until we are in compliance with both financial tests or have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

        On July 25, 2013, ILFC amended the financial tests in both tranches of subordinated debt after a majority of the holders of the subordinated debt consented to such amendments. The financial tests were amended by (i) replacing the definition of "Tangible Equity Amount" used in calculating our ratio of equity to total managed assets with a definition for "Total Equity Amount" that does not exclude intangible assets from our total stockholders' equity as reflected on our condensed, consolidated balance sheet, and (ii) amending the calculation of the earnings portion of our minimum fixed charge coverage ratio by replacing the definition of "Adjusted Earnings Before Interest and Taxes" used in calculating such ratio with a definition for "Adjusted EBITDA" that excludes, among other items, interest, taxes, depreciation, amortization, all impairment charges and loss on extinguishment of debt. These amendments make it less likely that we will fail to comply with such financial tests.

        Interest Rate.    The $400 million tranche has a call option date of December 21, 2015 and has a fixed interest rate of 6.25% until the 2015 call option date. If we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on a margin of 1.80% plus the highest of (i) 3-month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a margin of 1.55% plus the highest of (i) 3-month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly. At June 30, 2014, the interest rate was 5.02%.

        Maturity Date.    Both tranches mature on December 21, 2065.

        Guarantees.    None

$2.75 Billion Revolving Credit Facility

        General.    In October 2012, ILFC entered into a $2.3 billion three-year senior unsecured revolving credit facility with a syndicate of 10 banks. The revolving credit facility provided for interest rates based on either a base rate or LIBOR plus a margin, determined by reference to ILFC's ratio of consolidated indebtedness to shareholders' equity. The credit agreement contained customary events of default and restrictive covenants that, among other things, limited ILFC's ability to incur liens and transfer or sell assets. The credit agreement also contained financial covenants that required ILFC to maintain a minimum interest coverage ratio and maximum ratio of consolidated indebtedness to shareholders' equity.

        In March 2014, AerCap Ireland Capital Limited entered into an agreement to replace the $2.3 billion revolving credit facility (and the facility was terminated on May 14, 2014), which became effective upon the closing of the ILFC Transaction and with terms that provide for, among other things: (i) a $2.75 billion facility size, with the ability to increase the facility size up to $4.0 billion on or prior to March 11, 2015; (ii) a final maturity of May 14, 2018; (iii) AerCap Ireland Capital Limited as the borrower; (iv) interest rates based on either a base rate or LIBOR plus a margin (such LIBOR margin currently at 2.25%); (v) a maximum ratio of consolidated indebtedness to shareholders' equity financial covenant, which will be measured on a consolidated basis for AerCap and its subsidiaries, beginning at no less than 500% and stepping down to 400% over the term of the facility; (vi) a minimum interest coverage ratio financial covenant of 200%; and (vii) a financial covenant requiring the ratio of (a) unencumbered assets of AerCap and its subsidiaries on a consolidated basis to (b) the aggregate outstanding principal amount of certain financial indebtedness of AerCap and its subsidiaries on a consolidated basis to be at least 135% on the last day of any fiscal quarter of AerCap.

        The new facility is fully and unconditionally guaranteed by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, and ILFC.

        As of June 30, 2014, there were no loans outstanding under the facility.

Unsecured AIG Revolving Credit Facility

        General.    On December 16, 2013, AerCap Ireland Capital Limited, entered into a $1.0 billion five-year senior unsecured revolving credit facility with American International Group, Inc. as lender and administrative agent. The facility became effective on May 14, 2014, upon the completion of the AerCap Transaction. The facility is fully and unconditionally guaranteed by AerCap Trust, AerCap U.S. Global Aviation LLC, AerCap, AerCap Aviation Solutions B.V., AerCap Ireland Limited, and ILFC. The facility may be used for AerCap's general corporate purposes.

        As of June 30, 2014, there were no loans outstanding under the facility.

        Maturity.    The facility matures on May 14, 2019.